UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

               Investment Company Act file number   811-08245
                                                 ----------------

                           Phoenix Equity Series Fund
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


            Kevin J. Carr, Esq.
   Vice President, Chief Legal Officer,              John H. Beers, Esq.
   Counsel and Secretary for Registrant          Vice President and Counsel
      Phoenix Life Insurance Company           Phoenix Life Insurance Company
             One American Row                         One American Row
          Hartford, CT 06103-2899                 Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                       Date of fiscal year end: August 31
                                               ----------

                    Date of reporting period: August 31, 2006
                                             ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


AUGUST 31, 2006


ANNUAL REPORT


[LOGO OMITTED]  PHOENIX GROWTH & INCOME FUND







TRUST NAME:
PHOENIX EQUITY SERIES FUND


[GRAPHIC OMITTED] PHOENIXFUNDS(SM)

[GRAPHIC OMITTED]
WOULDN'T YOU RATHER
HAVE THIS DOCUMENT
E-MAILED TO YOU?

Eligible shareholders can sign up for E-Delivery at PhoenixFunds.com

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------







This report is not authorized for distribution to prospective investors in the Phoenix Equity Series Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

A MESSAGE FROM THE PRESIDENT

DEAR PHOENIXFUNDS SHAREHOLDER:

[PHOTO OMITTED]

      The enclosed annual report addresses the performance of your Phoenix mutual fund for the fiscal year ended August 31, 2006. The report also provides a commentary from your fund's management team on how the fund performed, the investment strategies used, and how the fund's results compared to the broader market.

      At Phoenix, our focus is on investment performance and serving the best interests of our shareholders. We believe that mutual funds are among the most effective vehicles for individual investors to gain access to a variety of financial markets and for building diversified portfolios.

      I am especially proud of how we have expanded our fund family over the last year to offer access to even more money managers. Today, the PhoenixFunds draw from the vast expertise of 16 different management teams--six Phoenix affiliates and 10 outside subadvisers chosen for their complementary investment capabilities.

      These fund teams operate independently, conducting their research, identifying opportunities in the markets they know best, and applying their disciplined strategies to the portfolios they manage. We are confident in their ability to navigate their funds through whatever market and economic changes lie ahead.

      When it comes to financial decisions, we recommend working with an experienced financial advisor. If you haven't reviewed or rebalanced your portfolio lately, this may be a good time to meet with your advisor and make sure that your investments are still aligned with your financial goals.

      Thank you for choosing PhoenixFunds to be part of your financial plan.


Sincerely yours,

/s/ Daniel T. Geraci
-----------------------------------
Daniel T. Geraci
President, PhoenixFunds

SEPTEMBER 2006

TABLE OF CONTENTS



Glossary ...........................................................     3
Phoenix Growth & Income Fund .......................................     4
Notes to Financial Statements ......................................    16
Report of Independent Registered Public Accounting Firm ............    20
Fund Management Tables .............................................    21



--------------------------------------------------------------------------------
PROXY VOTING INFORMATION (FORM N-PX)
The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2006, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------

GLOSSARY


FEDERAL RESERVE (THE "FED")
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

MSCI EAFE(R) INDEX
The MSCI EAFE(R) Index is a free float-adjusted market capitalization index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with gross dividends reinvested.

REITS (REAL ESTATE INVESTMENT TRUSTS)
Real estate investment trusts are typically publicly traded companies that own, develop and operate income producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

RUSSELL 1000(R) GROWTH INDEX
The Russell 1000 Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL 1000(R) INDEX
The Russell 1000(R) Index is a market capitalization-weighted index of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

S&P 500(R) INDEX
A market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.








INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

PHOENIX GROWTH & INCOME FUND


A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGER, STEVE COLTON


Q: HOW DID THE PHOENIX GROWTH & INCOME FUND PERFORM FOR ITS FISCAL YEAR ENDED AUGUST 31, 2006?

A: For the fiscal year ended August 31, 2006, the Fund's Class A shares returned 9.02%, Class B shares returned 8.18% and Class C shares returned 8.18%. For the same period, the S&P 500(R) Index, which is both the broad-based and style-specific equity index appropriate for comparison, returned 8.88%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: Equity markets in the United States posted positive returns for the Fund's fiscal year ended August 31, 2006. The Fund's benchmark, the S&P 500 Index, a representative index for large capitalization stocks, returned 8.88%. Small cap equity benchmark, the Russell 2000(R) Index, returned a slightly higher 9.36%. In terms of style indices, value stocks returned more than growth stocks for the same period; the Russell 1000(R) Value Index returned 13.96%, while the Russell 1000(R) Growth Index had a significantly lower gain of 3.68%. While U.S. stock market returns were reasonable, the real action was in overseas stocks, with the broad-based MSCI EAFE(R) Index posting a double-digit gain of 24.78%.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

A: The Fund had a relatively good year as compared to the benchmark S&P 500 Index. Performance benefited the most from stocks owned in the healthcare, financials and consumer discretionary sectors. Sector positioning in materials, utilities and industrials had an adverse impact on the Fund's performance relative to its benchmark.

The top individual stock contributors were Bank of America, JP Morgan Chase, Exxon Mobil, AT&T and Occidental Petroleum. The bottom five contributors were Intel, Dell, Bausch & Lomb, Sprint Nextel and Home Depot.




THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF THE INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Growth & Income Fund


AVERAGE ANNUAL TOTAL RETURNS(1)                                                              PERIODS ENDING 8/31/06



                                                                                             INCEPTION    INCEPTION
                                                                        1 YEAR    5 YEARS    TO 8/31/06     DATE
                                                                       --------- ---------- -----------  -----------
        Class A Shares at NAV (2)                                        9.02%     4.16%      5.95%        9/25/97
        Class A Shares at POP (3)                                        2.75      2.93       5.25         9/25/97

        Class B Shares at NAV (2)                                        8.18      3.39       5.16         9/25/97
        Class B Shares with CDSC (4)                                     4.18      3.39       5.16         9/25/97

        Class C Shares at NAV (2)                                        8.18      3.37       5.16         9/25/97
        Class C Shares with CDSC(4)                                      8.18      3.37       5.16         9/25/97

        S&P 500(R) Index                                                 8.88      4.65       5.32         9/25/97





ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

1 TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

3 "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

4 CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

GROWTH OF $10,000

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 9/25/97 (inception of the Fund) in Class A, Class B and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. The total return for Class C shares reflects the CDSC charges which are 1% in the first year and 0% thereafter. Performance assumes dividends and capital gain distributions are reinvested.

[CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

         Phoenix Growth & Income Fund      Phoenix Growth & Income Fund     Phoenix Growth & Income Fund        S&P 500(R) Index
                  Class A                            Class B                           Class C

9/25/97           $ 9,425                             $10,000                           $10,000                     $10,000
8/31/98             9,933                              10,459                            10,467                      10,283
8/31/99            13,978                              14,612                            14,609                      14,384
8/31/00            16,330                              16,949                            16,956                      16,741
8/31/01            12,890                              13,270                            13,278                      12,658
8/30/02            10,525                              10,760                            10,757                      10,380
8/29/03            11,494                              11,661                            11,669                      11,635
8/31/04            12,843                              12,932                            12,929                      12,967
8/31/05            14,494                              14,491                            14,488                      14,594
8/31/06            15,802                              15,676                            15,672                      15,890


For information regarding the index, see the glossary on page 3.

Phoenix Growth & Income Fund



ABOUT YOUR FUND'S EXPENSES
   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Growth & Income Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares, if applicable; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                            Beginning             Ending         Expenses Paid
Growth & Income Fund      Account Value        Account Value        During
       Class A          February 28, 2006     August 31, 2006       Period*
---------------------   -----------------     ---------------    -------------
Actual                     $1,000.00            $1,035.00            $6.41
Hypothetical (5% return
  before expenses)          1,000.00             1,018.92             6.38

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.25%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED AUGUST 31, 2006. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 9.02%. AN INVESTMENT OF $1,000.00 AT AUGUST 31, 2005 WOULD HAVE YIELDED AN ACCOUNT VALUE AT AUGUST 31, 2006 OF $1,090.20.

                            Beginning             Ending         Expenses Paid
Growth & Income Fund      Account Value        Account Value        During
       Class B          February 28, 2006     August 31, 2006       Period*
---------------------   -----------------     ---------------    -------------
Actual                     $1,000.00            $1,031.10           $10.24
Hypothetical (5% return
  before expenses)          1,000.00             1,015.09            10.21

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.00%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS B RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED AUGUST 31, 2006. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 8.18%. AN INVESTMENT OF $1,000.00 AT AUGUST 31, 2005 WOULD HAVE YIELDED AN ACCOUNT VALUE AT AUGUST 31, 2006 OF $1,081.80.

                            Beginning             Ending         Expenses Paid
Growth & Income Fund      Account Value        Account Value        During
       Class C          February 28, 2006     August 31, 2006       Period*
---------------------   -----------------     ---------------    -------------
Actual                     $1,000.00            $1,030.40           $10.24
Hypothetical (5% return
  before expenses)          1,000.00             1,015.09            10.21

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.00%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED AUGUST 31, 2006. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 8.18%. AN INVESTMENT OF $1,000.00 AT AUGUST 31, 2005 WOULD HAVE YIELDED AN ACCOUNT VALUE AT AUGUST 31, 2006 OF $1,081.80.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUNDS EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Growth & Income Fund

SECTOR WEIGHTINGS


As a percentage of total investments


[CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

Financials              24%
Information Technology  15
Health Care             13
Industrials             12
Energy                  11
Consumer Discretionary  10
Consumer Staples         7
Other                    8


                             SCHEDULE OF INVESTMENTS
                                AUGUST 31, 2006




                                    SHARES       VALUE
                                   --------   -----------
DOMESTIC COMMON STOCKS--97.7%


AEROSPACE & DEFENSE--4.0%
Boeing Co. (The) ................    13,800   $ 1,033,620
General Dynamics Corp. ..........     9,200       621,460
Honeywell International, Inc. ...    33,700     1,304,864
Lockheed Martin Corp. ...........    23,500     1,941,100
Northrop Grumman Corp. ..........    15,900     1,062,279
Raytheon Co. ....................    17,900       845,059
United Technologies Corp. .......    61,600     3,862,936
                                              -----------
                                               10,671,318
                                              -----------
AIR FREIGHT & LOGISTICS--0.2%
Pacer International, Inc. .......     7,200       198,216
United Parcel Service, Inc.
  Class B .......................     5,100       357,255
                                              -----------
                                                  555,471
                                              -----------
AIRLINES--0.2%
AMR Corp.(b) ....................    12,200       251,930
Southwest Airlines Co. ..........    16,500       285,780
                                              -----------
                                                  537,710
                                              -----------
APPAREL RETAIL--0.3%
Gap, Inc. (The) .................    55,100       926,231

APPAREL, ACCESSORIES & LUXURY GOODS--0.3%
VF Corp. ........................    10,100       705,889

APPLICATION SOFTWARE--0.3%
Intuit, Inc.(b) .................    23,800       719,236

ASSET MANAGEMENT & CUSTODY BANKS--1.9%
Bank of New York Co., Inc.
  (The) .........................    31,800     1,073,250
Federated Investors, Inc.
  Class B .......................    17,200       575,856


                                    SHARES       VALUE
                                   --------   -----------

ASSET MANAGEMENT & CUSTODY BANKS--CONTINUED
Franklin Resources, Inc. ........    10,100   $   993,941
Northern Trust Corp. ............    25,100     1,405,349
State Street Corp. ..............    18,000     1,112,400
                                              -----------
                                                5,160,796
                                              -----------
BIOTECHNOLOGY--0.7%
Biogen Idec, Inc.(b) ............    18,100       798,934
Cephalon, Inc.(b) ...............    16,900       963,638
                                              -----------
                                                1,762,572
                                              -----------
BREWERS--0.4%
Anheuser-Busch Cos., Inc. .......    23,400     1,155,492

BROADCASTING & CABLE TV--0.3%
CBS Corp. Class B ...............    24,800       708,040

BUILDING PRODUCTS--0.4%
Masco Corp. .....................    31,700       868,897
USG Corp.(b) ....................     3,500       178,500
                                              -----------
                                                1,047,397
                                              -----------
COAL & CONSUMABLE FUELS--0.1%
Foundation Coal Holdings, Inc. ..     5,000       179,600

COMMERCIAL PRINTING--0.3%
Donnelley (R.R.) & Sons Co. .....    25,200       816,984

COMMUNICATIONS EQUIPMENT--3.1%
Cisco Systems, Inc.(b) ..........   203,700     4,479,363
Harris Corp. ....................    10,400       456,768
Motorola, Inc. ..................   133,300     3,116,554
Tellabs, Inc.(b) ................    26,300       267,997
                                              -----------
                                                8,320,682
                                              -----------

                        See Notes to Financial Statements

Phoenix Growth & Income Fund


                                    SHARES       VALUE
                                   --------   -----------
COMPUTER HARDWARE--3.7%
Dell, Inc.(b) ...................    73,700   $ 1,661,935
Hewlett-Packard Co. .............    88,000     3,217,280
International Business
  Machines Corp. ................    60,000     4,858,200
NCR Corp.(b) ....................     7,500       260,925
                                              -----------
                                                9,998,340
                                              -----------
COMPUTER STORAGE & PERIPHERALS--0.6%
EMC Corp.(b) ....................    48,900       569,685
Emulex Corp.(b) .................    31,400       543,848
Lexmark International, Inc.
  Class A(b) ....................     7,300       409,311
                                              -----------
                                                1,522,844
                                              -----------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.5%
PACCAR, Inc. ....................    14,200       776,314
Toro Co. (The) ..................    13,300       532,133
                                              -----------
                                                1,308,447
                                              -----------
CONSUMER FINANCE--1.1%
American Express Co. ............    38,600     2,028,044
Capital One Financial Corp. .....    12,000       877,200
                                              -----------
                                                2,905,244
                                              -----------
DATA PROCESSING & OUTSOURCED SERVICES--0.6%
CheckFree Corp.(b) ..............     4,300       153,940
Computer Sciences Corp.(b) ......     4,700       222,686
Fiserv, Inc.(b) .................    26,300     1,161,671
                                              -----------
                                                1,538,297
                                              -----------
DEPARTMENT STORES--2.1%
Federated Department Stores,
  Inc. ..........................    52,600     1,997,748
Nordstrom, Inc. .................    42,700     1,594,845
Penney (J.C.) Co., Inc. .........    30,100     1,897,504
                                              -----------
                                                5,490,097
                                              -----------
DIVERSIFIED BANKS--3.0%
Comerica, Inc. ..................    12,400       709,900
U.S. Bancorp ....................    27,600       885,132
Wachovia Corp. ..................    90,000     4,916,700
Wells Fargo & Co. ...............    43,200     1,501,200
                                              -----------
                                                8,012,932
                                              -----------
DIVERSIFIED CHEMICALS--0.5%
Dow Chemical Co. (The) ..........    25,500       972,315
PPG Industries, Inc. ............     3,700       234,432
                                              -----------
                                                1,206,747
                                              -----------

                                    SHARES       VALUE
                                   --------   -----------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.2%
Dun & Bradstreet Corp.(b) .......     8,700   $   611,697

DIVERSIFIED METALS & MINING--0.4%
Freeport-McMoRan Copper &
  Gold, Inc. ....................
Class B (Indonesia) .............    19,100     1,111,811

ELECTRIC UTILITIES--0.3%
PPL Corp. .......................    23,000       804,310

ELECTRICAL COMPONENTS & EQUIPMENT--0.9%
Emerson Electric Co. ............    27,900     2,291,985

ELECTRONIC MANUFACTURING SERVICES--0.1%
Sanmina-SCI Corp.(b) ............    83,900       284,421

FOOD RETAIL--0.3%
Kroger Co. (The) ................    35,200       838,112

FOOTWEAR--0.4%
Nike, Inc. Class B ..............    14,700     1,187,172

GENERAL MERCHANDISE STORES--0.1%
Dollar General Corp. ............    15,800       203,188

HEALTH CARE DISTRIBUTORS--1.1%
Cardinal Health, Inc. ...........    19,100     1,287,722
McKesson Corp. ..................    31,400     1,595,120
                                              -----------
                                                2,882,842
                                              -----------
HEALTH CARE EQUIPMENT--1.3%
Baxter International, Inc. ......    30,600     1,358,028
Becton, Dickinson & Co. .........    31,100     2,167,670
                                              -----------
                                                3,525,698
                                              -----------
HEALTH CARE SERVICES--0.3%
Caremark Rx, Inc. ...............    15,000       869,100

HEALTH CARE SUPPLIES--0.2%
Bausch & Lomb, Inc. .............     8,300       401,803

HEALTH CARE TECHNOLOGY--0.2%
Emdeon Corp.(b) .................    38,800       459,780

HOME IMPROVEMENT RETAIL--1.4%
Home Depot, Inc. (The) ..........    59,300     2,033,397
Sherwin-Williams Co. (The) ......    34,100     1,760,924
                                              -----------
                                                3,794,321
                                              -----------
HOUSEHOLD APPLIANCES--0.7%
Black & Decker Corp. (The) ......    19,000     1,399,160
Whirlpool Corp. .................     4,700       380,277
                                              -----------
                                                1,779,437
                                              -----------


                        See Notes to Financial Statements

Phoenix Growth & Income Fund


                                    SHARES       VALUE
                                   --------   -----------

HOUSEHOLD PRODUCTS--1.5%
Colgate-Palmolive Co. ...........    29,400   $ 1,759,884
Kimberly-Clark Corp. ............    36,700     2,330,450
                                              -----------
                                                4,090,334
                                              -----------
HOUSEWARES & SPECIALTIES--0.5%
Newell Rubbermaid, Inc. .........    45,500     1,228,045

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.7%
Constellation Energy Group, Inc.     19,200     1,153,728
TXU Corp. .......................    12,700       840,867
                                              -----------
                                                1,994,595
                                              -----------
INDUSTRIAL CONGLOMERATES--1.8%
3M Co. ..........................     5,400       387,180
General Electric Co. ............   130,100     4,431,206
                                              -----------
                                                4,818,386
                                              -----------
INDUSTRIAL MACHINERY--1.7%
Dover Corp. .....................     7,000       340,340
Eaton Corp. .....................    26,500     1,762,250
Illinois Tool Works, Inc. .......    40,200     1,764,780
Parker-Hannifin Corp. ...........     7,400       547,970
                                              -----------
                                                4,415,340
                                              -----------
INSURANCE BROKERS--0.2%
AON Corp. .......................    13,500       466,695

INTEGRATED OIL & GAS--9.2%
Chevron Corp. ...................    64,200     4,134,480
ConocoPhillips ..................    37,201     2,359,659
Exxon Mobil Corp. ...............   184,400    12,478,348
Marathon Oil Corp. ..............     8,700       726,450
Occidental Petroleum Corp. ......    98,800     5,037,812
                                              -----------
                                               24,736,749
                                              -----------
INTEGRATED TELECOMMUNICATION SERVICES--4.5%
AT&T, Inc. ......................   142,301     4,429,830
BellSouth Corp. .................    57,600     2,345,472
Citizens Communications Co. .....    92,500     1,275,575
Qwest Communications
  International, Inc.(b) ........    44,800       394,688
Verizon Communications, Inc. ....   102,800     3,616,504
                                              -----------
                                               12,062,069
                                              -----------
INTERNET RETAIL--0.3%
Expedia, Inc.(b) ................    16,700       272,544
IAC/InterActiveCorp.(b) .........    19,700       561,056
                                              -----------
                                                  833,600
                                              -----------


                                    SHARES       VALUE
                                   --------   -----------
INTERNET SOFTWARE & SERVICES--0.3%
VeriSign, Inc.(b) ...............    34,900   $   706,376

INVESTMENT BANKING & BROKERAGE--1.7%
Merrill Lynch & Co., Inc. .......    46,700     3,433,851
Morgan Stanley ..................    18,900     1,243,431
                                              -----------
                                                4,677,282
                                              -----------
LIFE & HEALTH INSURANCE--3.6%
AFLAC, Inc. .....................    23,700     1,068,159
Lincoln National Corp. ..........    30,600     1,857,420
MetLife, Inc. ...................    66,500     3,659,495
Principal Financial Group,
  Inc. (The) ....................    24,200     1,288,408
Protective Life Corp. ...........     3,700       170,311
Prudential Financial, Inc. ......    20,400     1,497,564
StanCorp Financial Group, Inc. ..     4,200       195,594
                                              -----------
                                                9,736,951
                                              -----------
LIFE SCIENCES TOOLS & SERVICES--0.6%
Fisher Scientific
  International, Inc.(b) ........    15,300     1,196,919
PerkinElmer, Inc. ...............    21,600       398,088
                                              -----------
                                                1,595,007
                                              -----------
MANAGED HEALTH CARE--2.2%
Aetna, Inc. .....................    36,600     1,364,082
CIGNA Corp. .....................     8,000       904,560
UnitedHealth Group, Inc. ........    32,600     1,693,570
WellPoint, Inc.(b) ..............    23,700     1,834,617
                                              -----------
                                                5,796,829
                                              -----------
MORTGAGE REIT'S--0.1%
American Home Mortgage
  Investment Corp. ..............    11,800       374,060

MOTORCYCLE MANUFACTURERS--0.1%
Harley-Davidson, Inc. ...........     4,900       286,699

MOVIES & ENTERTAINMENT--2.4%
Time Warner, Inc. ...............   250,700     4,166,634
Viacom, Inc. Class B(b) .........    24,800       900,240
Walt Disney Co. (The) ...........    30,300       898,395
Warner Music Group Corp. ........    20,100       501,294
                                              -----------
                                                6,466,563
                                              -----------
MULTI-LINE INSURANCE--0.2%
Hartford Financial Services
  Group, Inc. (The) .............     3,400       291,924
Unitrin, Inc. ...................     3,500       153,580
                                              -----------
                                                  445,504
                                              -----------

                        See Notes to Financial Statements

Phoenix Growth & Income Fund


                                    SHARES       VALUE
                                   --------   -----------
OIL & GAS DRILLING--0.6%
Grey Wolf, Inc.(b) ..............    99,500   $   727,345
Pride International, Inc.(b) ....    15,500       401,915
TODCO(b) ........................    16,200       599,886
                                              -----------
                                                1,729,146
                                              -----------
OIL & GAS EQUIPMENT & SERVICES--0.3%
Tidewater, Inc. .................    14,200       676,062

OIL & GAS EXPLORATION & PRODUCTION--0.3%
Devon Energy Corp. ..............    13,600       849,864

OIL & GAS REFINING & MARKETING--0.2%
Sunoco, Inc. ....................     7,000       503,370

OTHER DIVERSIFIED FINANCIAL SERVICES--7.4%
Bank of America Corp. ...........   187,100     9,630,037
Citigroup, Inc. .................    83,401     4,115,839
JPMorgan Chase & Co. ............   132,500     6,049,950
                                              -----------
                                               19,795,826
                                              -----------
PACKAGED FOODS & MEATS--1.3%
Campbell Soup Co. ...............    27,800     1,044,446
Del Monte Foods Co. .............    75,900       842,490
General Mills, Inc. .............    24,100     1,306,943
Heinz (H.J.) Co. ................     9,200       384,928
                                              -----------
                                                3,578,807
                                              -----------
PERSONAL PRODUCTS--0.6%
Estee Lauder Cos., Inc.
  (The) Class A .................    33,400     1,231,124
NBTY, Inc.(b) ...................     8,900       283,554
                                              -----------
                                                1,514,678
                                              -----------
PHARMACEUTICALS--7.3%
Abbott Laboratories .............    48,100     2,342,470
Barr Pharmaceuticals, Inc.(b) ...    10,800       610,200
Endo Pharmaceuticals Holdings,
  Inc.(b) .......................    16,600       548,298
Johnson & Johnson ...............   107,200     6,931,552
Merck & Co., Inc. ...............    36,700     1,488,185
Pfizer, Inc. ....................   231,400     6,377,384
Watson Pharmaceuticals, Inc.(b) .     6,900       176,916
Wyeth ...........................    19,500       949,650
                                              -----------
                                               19,424,655
                                              -----------
PROPERTY & CASUALTY INSURANCE--2.7%
Allstate Corp. (The) ............    63,600     3,684,984
Cincinnati Financial Corp. ......     4,900       228,634
Philadelphia Consolidated
  Holding Co.(b) ................     5,100       184,416
Progressive Corp. (The) .........    30,000       737,700
St. Paul Travelers Cos.,
  Inc. (The) ....................    55,300     2,427,670
                                              -----------
                                                7,263,404
                                              -----------


                                    SHARES       VALUE
                                   --------   -----------
RAILROADS--0.4%
Burlington Northern Santa
  Fe Corp. ......................     6,200   $   415,090
Norfolk Southern Corp. ..........    14,000       598,220
                                              -----------
                                                1,013,310
                                              -----------
REGIONAL BANKS--0.9%
Bank of Hawaii Corp. ............    10,500       512,610
KeyCorp .........................    24,400       897,676
National City Corp. .............     6,800       235,144
SunTrust Banks, Inc. ............     4,600       351,440
Synovus Financial Corp. .........    12,500       363,500
                                              -----------
                                                2,360,370
                                              -----------
RESIDENTIAL REIT'S--0.2%
Archstone-Smith Trust ...........     7,700       409,486

RESTAURANTS--1.4%
McDonald's Corp. ................    72,000     2,584,800
Yum! Brands, Inc. ...............    23,000     1,124,240
                                              -----------
                                                3,709,040
                                              -----------
RETAIL REIT'S--0.1%
New Plan Excel Realty Trust .....    13,700       377,983

SEMICONDUCTOR EQUIPMENT--0.2%
Amkor Technology, Inc.(b) .......    33,900       192,213
Lam Research Corp.(b) ...........     8,800       376,552
                                              -----------
                                                  568,765
                                              -----------
SEMICONDUCTORS--2.7%
Advanced Micro Devices, Inc.(b) .    22,800       569,772
Freescale Semiconductor, Inc.
  Class B(b) ....................    26,206       810,028
Intel Corp. .....................   108,500     2,120,090
LSI Logic Corp.(b) ..............    49,900       401,695
National Semiconductor Corp. ....    19,700       478,513
OmniVision Technologies,
  Inc.(b) .......................    18,800       312,080
ON Semiconductor Corp.(b) .......    56,300       338,363
Texas Instruments, Inc. .........    59,100     1,926,069
Zoran Corp.(b) ..................    20,100       358,182
                                              -----------
                                                7,314,792
                                              -----------
SOFT DRINKS--1.5%
Coca-Cola Co. (The) .............    44,700     2,003,007
Pepsi Bottling Group, Inc.
  (The) .........................    54,700     1,915,047
PepsiAmericas, Inc. .............     8,400       193,116
                                              -----------
                                                4,111,170
                                              -----------
SPECIALTY CHEMICALS--0.1%
Rohm and Haas Co. ...............     7,600       335,160






                        See Notes to Financial Statements

Phoenix Growth & Income Fund


                                    SHARES       VALUE
                                   --------   -----------
SPECIALTY STORES--0.1%
Barnes & Noble, Inc. ............     5,000  $    181,800
Staples, Inc. ...................     7,400       166,944
                                             ------------
                                                  348,744
                                             ------------
STEEL--0.2%
Chaparral Steel Co.(b) ..........     2,700       192,834
Steel Dynamics, Inc. ............     2,500       131,975
United States Steel Corp. .......     2,900       168,693
                                             ------------
                                                  493,502
                                             ------------
SYSTEMS SOFTWARE--3.0%
BMC Software, Inc.(b) ...........    17,500       465,850
Microsoft Corp. .................   203,500     5,227,915
Oracle Corp.(b) .................   140,500     2,198,825
Symantec Corp.(b) ...............    11,900       221,816
                                             ------------
                                                8,114,406
                                             ------------
TECHNOLOGY DISTRIBUTORS--0.1%
Arrow Electronics, Inc.(b) ......    13,600       379,440

TOBACCO--1.5%
Loews Corp. - Carolina Group ....    28,700     1,643,362
Reynolds American, Inc. .........    34,800     2,264,436
                                             ------------
                                                3,907,798
                                             ------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
Sprint Nextel Corp. .............    81,600     1,380,672
------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $197,695,520)                261,187,577
------------------------------------------------------------

FOREIGN  COMMON STOCKS(c)--1.5%

INDUSTRIAL CONGLOMERATES--0.3%
Tyco International Ltd.
  (United States) ...............    32,200       842,030

INDUSTRIAL MACHINERY--1.2%
Ingersoll-Rand Co. Ltd. Class A
  (United States)                    81,700     3,106,234
------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,366,619)                    3,948,264
------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.2%
(IDENTIFIED COST $200,062,139)                265,135,841
------------------------------------------------------------

                                  PAR VALUE
                                    (000)       VALUE
                                  ---------  -----------
SHORT-TERM INVESTMENTS--0.8%

COMMERCIAL PAPER(d)--0.8%
UBS Finance Delaware LLC
  5.26%, 9/1/06                      $2,275  $  2,275,000
------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,275,000)                    2,275,000
------------------------------------------------------------
TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $202,337,139)                267,410,841(a)

Other assets and liabilities, net--0.0%             6,770
                                             ------------
NET ASSETS--100.0%                           $267,417,611
                                             ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $67,890,930 and gross depreciation of $4,381,984 for federal income tax purposes. At August 31, 2006, the aggregate cost of securities for federal income tax purposes was $203,901,895.
(b) Non-income producing.
(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2F "Foreign security country determination" in the Notes to Financial Statements.
(d) The rate shown is the discount rate.



                        See Notes to Financial Statements

Phoenix Growth & Income Fund


                       STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 2006

ASSETS
Investment securities at value
  (Identified cost $202,337,139)           $  267,410,841
Cash                                                4,064
Receivables
   Investment securities sold                   2,775,171
   Dividends                                      659,780
   Fund shares sold                                41,361
Prepaid expenses                                   35,484
                                           --------------
   Total assets                               270,926,701
                                           --------------
LIABILITIES
Payables
   Investment securities purchased              2,603,528
   Fund shares repurchased                        451,024
   Transfer agent fee                             112,057
   Distribution and service fees                  119,478
   Investment advisory fee                        131,207
   Administration fee                              18,796
   Trustees' fee                                      605
   Other accrued expenses                          72,395
                                           --------------
   Total liabilities                            3,509,090
                                           --------------
NET ASSETS                                 $  267,417,611
                                           ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of
  beneficial interest                      $  270,598,978
Undistributed net investment income             1,572,949
Accumulated net realized loss                 (69,828,018)
Net unrealized appreciation                    65,073,702
                                           --------------
NET ASSETS                                 $  267,417,611
                                           ==============
CLASS A
Shares of beneficial interest
  outstanding, no par value,
  unlimited authorization
  (Net Assets $168,209,408)                    10,542,318
Net asset value per share                          $15.96
Offering price per share $15.96/(1-5.75%)          $16.93

CLASS B
Shares of beneficial interest
  outstanding, no par value,
  unlimited authorization
  (Net Assets $41,863,073)                      2,743,660
Net asset value and offering price
  per share                                        $15.26

CLASS C
Shares of beneficial interest outstanding,
  no par value, unlimited authorization
  (Net Assets $57,345,130)                      3,757,406
Net asset value and offering price per share       $15.26


                             STATEMENT OF OPERATIONS
                           YEAR ENDED AUGUST 31, 2006

INVESTMENT INCOME
Dividends                                  $    5,954,831
Interest                                           95,259
                                           --------------
     Total investment income                    6,050,090
                                           --------------
EXPENSES
Investment advisory fee                         2,157,210
Service fees, Class A                             433,937
Distribution and service fees, Class B            513,356
Distribution and service fees, Class C            627,176
Financial agent fee                               161,575
Administration fee                                 37,593
Transfer agent                                    607,173
Printing                                           95,334
Custodian                                          66,390
Registration                                       48,386
Professional                                       36,478
Trustees                                           29,043
Miscellaneous                                      38,561
                                           --------------
     Total expenses                             4,852,212
Less expenses reimbursed by
  investment adviser                             (401,148)
Custodian fees paid indirectly                       (315)
                                           --------------
     Net expenses                               4,450,749
                                           --------------
NET INVESTMENT INCOME (LOSS)                    1,599,341
                                           --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments        21,340,664
Net change in unrealized appreciation
  (depreciation) on investments                   972,311
                                           --------------
NET GAIN (LOSS) ON INVESTMENTS                 22,312,975
                                           --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                $   23,912,316
                                           ==============

                        See Notes to Financial Statements

Phoenix Growth & Income Fund


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                            Year Ended           Year Ended
                                                                                          August 31, 2006      August 31, 2005
                                                                                         ----------------     -----------------
FROM OPERATIONS
   Net investment income (loss)                                                             $  1,599,341        $   1,847,479
   Net realized gain (loss)                                                                   21,340,664           21,670,359
   Net change in unrealized appreciation (depreciation)                                          972,311           17,884,306
                                                                                            ------------        -------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                23,912,316           41,402,144
                                                                                            ------------        -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                             (1,229,140)          (1,452,732)
   Net investment income, Class B                                                                (92,813)                  --
   Net investment income, Class C                                                               (108,035)                  --
                                                                                            ------------        -------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                  (1,429,988)          (1,452,732)
                                                                                            ------------        -------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (1,273,011 and 1,997,444 shares, respectively)               19,409,167           27,925,745
   Net asset value of shares issued from reinvestment of distributions
     (73,125 and 91,266 shares, respectively)                                                  1,106,388            1,313,326
   Cost of shares repurchased (2,919,120 and 5,282,461 shares, respectively)                 (44,627,936)         (75,799,152)
                                                                                            ------------        -------------
Total                                                                                        (24,112,381)         (46,560,081)
                                                                                            ------------        -------------
CLASS B
   Proceeds from sales of shares (165,459 and 293,577 shares, respectively)                    2,407,711            3,994,747
   Net asset value of shares issued from reinvestment of distributions
    (5,393 and 0 shares, respectively)                                                            78,419                   --
   Cost of shares repurchased (1,594,745 and 1,567,775 shares, respectively)                 (23,427,956)         (21,296,307)
                                                                                            ------------        -------------
Total                                                                                        (20,941,826)         (17,301,560)
                                                                                            ------------        -------------
CLASS C
   Proceeds from sales of shares (96,070 and 152,294 shares, respectively)                     1,398,325            2,062,094
   Net asset value of shares issued from reinvestment of distributions
    (6,071 and 0 shares, respectively)                                                            88,339                  --
   Cost of shares repurchased (1,187,727 and 1,536,190 shares, respectively)                 (17,355,060)         (20,828,361)
                                                                                            ------------        -------------
Total                                                                                        (15,868,396)         (18,766,267)
                                                                                            ------------        -------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                 (60,922,603)         (82,627,908)
                                                                                            ------------        -------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                     (38,440,275)         (42,678,496)

NET ASSETS
   Beginning of period                                                                       305,857,886          348,536,382
                                                                                            ------------        -------------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $1,572,949
     AND $1,403,596, RESPECTIVELY)                                                          $267,417,611        $ 305,857,886
                                                                                            ============        =============



                        See Notes to Financial Statements

Phoenix Growth & Income Fund


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                      CLASS A
                                                          -------------------------------------------------------------------
                                                                                  ENDED AUGUST 31
                                                          -------------------------------------------------------------------
                                                              2006         2005         2004         2003         2002

Net asset value, beginning of period                         $14.74       $13.15       $11.86       $10.86       $13.30
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (1)                            0.13         0.12         0.09         0.09         0.04
   Net realized and unrealized gain (loss)                     1.19         1.57         1.30         0.91        (2.48)
                                                             ------       ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                          1.32         1.69         1.39         1.00        (2.44)
                                                             ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                       (0.10)       (0.10)       (0.10)          --           --
                                                             ------       ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                                      (0.10)       (0.10)       (0.10)          --           --
                                                             ------       ------       ------       ------       ------
Change in net asset value                                      1.22         1.59         1.29         1.00        (2.44)
                                                             ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                               $15.96       $14.74       $13.15       $11.86       $10.86
                                                             ======       ======       ======       ======       ======
Total return(2)                                                9.02%       12.85%       11.74%        9.21%      (18.35)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                   $168,209     $178,557     $201,330     $131,169     $166,772

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                      1.25%        1.25%        1.25%        1.25%        1.25 %
   Gross operating expenses                                    1.39%        1.40%        1.38%        1.45%        1.35 %
   Net investment income (loss)                                0.86%        0.84%        0.68%        0.82%        0.33 %
Portfolio turnover                                               33%          41%          53%          59%          40 %



                                                                                      CLASS B
                                                          -------------------------------------------------------------------
                                                                                  ENDED AUGUST 31
                                                          -------------------------------------------------------------------
                                                              2006         2005         2004         2003         2002
Net asset value, beginning of period                         $14.13       $12.61       $11.38       $10.50       $12.95
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (1)                            0.01         0.01        (0.01)        0.01        (0.05)
   Net realized and unrealized gain (loss)                     1.14         1.51         1.25         0.87        (2.40)
                                                             ------       ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                          1.15         1.52         1.24         0.88        (2.45)
                                                             ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                       (0.02)          --        (0.01)          --           --
                                                             ------       ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                                      (0.02)          --        (0.01)          --           --
                                                             ------       ------       ------       ------       ------
Change in net asset value                                      1.13         1.52         1.23         0.88        (2.45)
                                                             ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                               $15.26       $14.13       $12.61       $11.38       $10.50
                                                             ======       ======       ======       ======       ======
Total return(2)                                                8.18%       12.05%       10.90 %       8.38%      (18.92)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                    $41,863      $58,869      $68,637      $72,051      $81,000

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                      2.00%        2.00%        2.00 %       2.00%        2.00 %
   Gross operating expenses                                    2.14%        2.15%        2.14 %       2.20%        2.10 %
   Net investment income (loss)                                0.09%        0.10%       (0.07)%       0.08%       (0.42)%
Portfolio turnover                                               33%          41%          53 %         59%          40 %



(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.



                        See Notes to Financial Statements

Phoenix Growth & Income Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                      CLASS C
                                                          -------------------------------------------------------------------
                                                                                  ENDED AUGUST 31
                                                          -------------------------------------------------------------------
                                                              2006         2005         2004         2003         2002
Net asset value, beginning of period                         $14.13       $12.62       $11.38       $10.50       $12.96
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                             0.01         0.01        (0.01)        0.01        (0.05)
   Net realized and unrealized gain (loss)                     1.14         1.50         1.26         0.87        (2.41)
                                                             ------       ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                          1.15         1.51         1.25         0.88        (2.46)
                                                             ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                       (0.02)          --        (0.01)          --           --
                                                             ------       ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                                      (0.02)          --        (0.01)          --           --
                                                             ------       ------       ------       ------       ------
Change in net asset value                                      1.13         1.51         1.24         0.88        (2.46)
                                                             ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                               $15.26       $14.13       $12.62       $11.38       $10.50
                                                             ======       ======       ======       ======       ======
Total return(2)                                                8.18%       12.05%       10.80 %       8.48%      (18.98)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                    $57,345      $68,432      $78,570      $52,466      $61,193

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                      2.00%        2.00%        2.00 %       2.00%        2.00 %
   Gross operating expenses                                    2.14%        2.15%        2.13 %       2.20%        2.10 %
   Net investment income (loss)                                0.10%        0.10%       (0.07)%       0.08%       (0.42)%
Portfolio turnover                                               33%          41%          53 %         59%          40 %


(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.


                        See Notes to Financial Statements

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2006



1. ORGANIZATION
   Phoenix Equity Series Fund (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.
   Currently one Fund, the Phoenix Growth & Income Fund (the "Fund"), is offered for sale. The Fund seeks dividend growth, current income, and capital appreciation.
   The Fund offers the following classes of shares for sale:

                  Class A          Class B          Class C
               --------------    ------------     ------------
                      X               X                 X
   Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.
   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.
   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.
   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:
   It is the policy of the Fund to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
   The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based on current interpretations of the tax rules and regulations that exist in the markets in which they invest.
   In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies); with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. As of August 31, 2006, the Fund has not completed their evaluation of the impact that will result from adopting FIN 48.

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2006 (CONTINUED)



D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. FOREIGN CURRENCY TRANSLATION:
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

F. FOREIGN SECURITY COUNTRY DETERMINATION:
   A combination of the following criteria is used to assign the countries of risk listed in the schedule of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

G. REIT INVESTMENTS:
   Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   As compensation for its services to the Fund, the Adviser, Engemann Asset Management ("EAM"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX") is entitled to a fee based upon the following rates as a percentage of the average daily net assets of the Fund:

       First $1 Billion      $1-2 Billion       $2 + Billion
      ------------------    ---------------    --------------
           0.75%                0.70%              0.65%

   The Adviser has contractually agreed to limit total fund operating expenses, (excluding interest, taxes, and extraordinary expenses), through December 31, 2006, so that such expenses do not exceed the following percentages of the average annual net asset values for the Fund:

           Class A              Class B               Class C
        --------------        ------------          ------------
            1.25%               2.00%                  2.00%

   The Advisers will not seek to recapture any reimbursed expenses under this agreement.
   As distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions of $10,610 for Class A share, deferred sales charges of $737 for Class A shares, $52,524 for Class B shares and $1,951 for Class C shares for the fiscal year (the "period") ended August 31, 2006.
   In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class.
   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.
   Effective July 1, 2006, PEPCO serves as the Administrator to the Trust. For its services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion and 0.07% over $15 billion of the average net assets across all non-money market Phoenix Funds within the Phoenix Funds Family. For the money market Funds, the fee is 0.035% of the average net assets across all Phoenix money market Funds within the Phoenix Funds Family.
   Until June 30, 2006, PEPCO served as Financial Agent to the Trust. PEPCO received a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide oversight of the performance of PFPC Inc. (subagent to PEPCO), plus (2) the documented cost of fund accounting, tax services and related services provided by PFPC Inc. For the period ended August 31, 2006, the Trust incurred administration and/or financial agent fees totaling $199,168.
   PEPCO serves as the Trust's transfer agent with Boston Financial Data Services, Inc. serving as sub transfer agent. For the period ended August 31, 2006, transfer agent fees were $607,173 as reported in the Statement of Operations, of which PEPCO retained $233,748.

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2006 (CONTINUED)

   At August 31, 2006, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held shares which aggregated the following:

                                               Aggregate
                                               Net Asset
                                   Shares        Value
                                 -----------  -----------

Class A .......................   1,251,486   $19,973,717

4. PURCHASES AND SALES OF SECURITIES
   Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended August 31, 2006, were as follows:

                                  Purchases       Sales
                                ------------   ------------
                                $94,142,843    $152,336,234

   There were no purchases or sales of long-term U.S. Government and agency securities for the period ended August 31, 2006.

5. CREDIT RISK AND ASSET CONCENTRATIONS
   The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.
   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

6. REGULATORY EXAMS
   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances.


   Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.

7. INDEMNIFICATIONS
   Under the Fund's organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (CONTINUED)



8. FEDERAL INCOME TAX INFORMATION
   The Fund has the following capital loss carryovers which may be used to offset future capital gains:

                                Expiration Year
--------------------------------------------------------------------------------
     2009            2010            2011           2012               TOTAL
 -------------   -------------   -------------   ------------      ------------
  $19,250,622     $10,131,047     $35,928,372     $2,953,221        $68,263,262

   The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.
   For the period ended August 31, 2006, the Fund utilized losses of $20,709,282 deferred in prior years against current year capital gains.
   The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedule of Investments) consist of undistributed ordinary income of $1,572,949 and undistributed long-term capital gains of $0.
   The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

9. SUBSEQUENT EVENT
   Effective September 1, 2006, Phoenix Investment Counsel, Inc. became the adviser to the Growth & Income Fund, replacing EAM. The Fund's investment objectives, principal investment strategies, and principal risks will remain the same, unless otherwise noted in the Fund's prospectus.

--------------------------------------------------------------------------------

                       TAX INFORMATION NOTICE (UNAUDITED)

   For the fiscal year ended August 31, 2006, for federal income tax purposes, 100% of the ordinary income dividends earned by the Fund qualify for the dividends received deduction for corporate shareholders.
   For the fiscal year ended August 31, 2006, the Fund hereby designates 100%, or the maximum amount allowable, of its ordinary income dividends to qualify for the lower tax rates applicable to individual shareholders. The actual percentage for the calendar year will be designated in the year-end tax statements.

--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[LOGO OMITTED]
PRICEWATERHOUSECOOPERS

To the Board of Trustees of
Phoenix Equity Series Fund and Shareholders of
Phoenix Growth & Income Fund


   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Growth & Income Fund (constituting Phoenix Equity Series Fund, hereafter referred to as the "Fund") at August 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
-------------------------------

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 17, 2006

FUND MANAGEMENT TABLES (UNAUDITED)


     Information pertaining to the Trustees and officers of the Trust as of August 31, 2006, is set forth below. The statement of additional information
(SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.


                                                        INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                           NUMBER OF
                                                         PORTFOLIOS IN
                                                          FUND COMPLEX                   PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS                     LENGTH OF         OVERSEEN BY                    DURING PAST 5 YEARS AND
    AND DATE OF BIRTH                  TIME SERVED           TRUSTEE               OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

  E. Virgil Conway                    Served since             71           Chairman, Rittenhouse Advisors, LLC (consulting firm)
  Rittenhouse Advisors, LLC           1997.                                 (2001-present); Trustee/Director, Phoenix Funds Complex
  101 Park Avenue                                                           (1983-present); Trustee/Director, Realty Foundation of
  New York, NY 10178                                                        New York (1972-present); Josiah Macy, Jr. Foundation
  DOB: 8/2/29                                                               (Honorary) (2004-present); Pace University
                                                                            (Director/Trustee Emeritus) (2003-present), Greater New
                                                                            York Councils, Boy Scouts of America (1985-present); The
                                                                            Academy of Political Science (Vice Chairman)
                                                                            (1985-present), Urstadt Biddle Property Corp.
                                                                            (1989-present), Colgate University (Trustee Emeritus)
                                                                            (2004-present), Director/Trustee, The Harlem Youth
                                                                            Development Foundation (Chairman) (1998-2002);
                                                                            Metropolitan Transportation Authority (Chairman)
                                                                            (1992-2001), Trism, Inc. (1994-2001); Consolidated
                                                                            Edison Company of New York, Inc. (1970-2002), Atlantic
                                                                            Mutual Insurance Company (1974-2002), Centennial
                                                                            Insurance Company (1974-2002), Union Pacific Corp.
                                                                            (1978-2002), BlackRock Freddie Mac Mortgage Securities
                                                                            Fund (Advisory Director) (1990-2000), Accuhealth
                                                                            (1994-2002), Pace University (1978-2003), New York
                                                                            Housing Partnership Development Corp. (Chairman)
                                                                            (1981-2003), Josiah Macy, Jr. Foundation (1975-2004).

------------------------------------------------------------------------------------------------------------------------------------

  Harry Dalzell-Payne                 Served since             71           Retired. Trustee/Director, Phoenix Funds Complex
  The Flat, Elmore Court              1997.                                 (1983-present).
  Elmore, GLOS, GL2 3NT
  U.K.
  DOB: 9/8/29

------------------------------------------------------------------------------------------------------------------------------------

  Francis E. Jeffries                 Served since             72           Director, The Empire District Electric Company
  8477 Bay Colony Dr. #902            1997.                                 (1984-2004); Trustee/Director, Phoenix Funds Complex
  Naples, FL 34108                                                          (1987-present).
  DOB: 9/23/30

------------------------------------------------------------------------------------------------------------------------------------

  Leroy Keith, Jr.                    Served since             69           Partner, Stonington Partners, Inc. (private equity fund)
  Stonington Partners, Inc.           1997.                                 (2001-present); Director/Trustee; Evergreen Funds (six
  736 Market Street, Ste. 1430                                              portfolios)(1989-present). Trustee, Phoenix Funds Family
  Chattanooga, TN 37402                                                     (1980-present); Director, Diversapak (2002-present);
  DOB: 2/14/39                                                              Obaji Medical Products Company (2002-present); Director,
                                                                            Lincoln Educational Services (2002-2004); Chairman,
                                                                            Carson Products Company (cosmetics) (1998-2000).

------------------------------------------------------------------------------------------------------------------------------------



                                                        INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                           NUMBER OF
                                                         PORTFOLIOS IN
                                                          FUND COMPLEX                   PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS                     LENGTH OF         OVERSEEN BY                    DURING PAST 5 YEARS AND
    AND DATE OF BIRTH                  TIME SERVED           TRUSTEE               OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

  Geraldine M. McNamara               Served since             71           Retired. Trustee/Director, Phoenix Funds Complex
  40 East 88th Street                 2001.                                 (2001-present). Managing Director, U.S. Trust Company of
  New York, NY 10128                                                        New York (private bank) (1982-2006).
  DOB: 4/17/51

------------------------------------------------------------------------------------------------------------------------------------

  James M. Oates(1)                   Served since             69           Chairman, Hudson Castle Group, Inc. (formerly IBEX
  c/o Northeast Partners              1997.                                 Capital Markets, Inc.) (financial services)
  150 Federal Street,                                                       (1997-present); Trustee/Director, Phoenix Funds Family
  Suite 1000                                                                (1987-present); Managing Director, Wydown Group
  Boston, MA 02110                                                          (consulting firm) (1994-present); Director, Investors
  DOB: 5/31/46                                                              Financial Service Corporation (1995-present); Investors
                                                                            Bank & Trust Corporation (1995-present), Stifel
                                                                            Financial (1996-present), Connecticut River Bancorp
                                                                            (1998-present), Connecticut River Bank (1999-present),
                                                                            Trust Company of New Hampshire (2002-present); Chairman,
                                                                            Emerson Investment Management, Inc. (2000-present);
                                                                            Independent Chairman, John Hancock Trust (since 2005);
                                                                            Trustee, John Hancock Funds II and John Hancock Funds
                                                                            III (since 2005); Trustee, John Hancock Trust
                                                                            (2004-2005); Director/Trustee, AIB Govett Funds (six
                                                                            portfolios) (1991-2000); Command Systems, Inc.
                                                                            (1998-2000); Phoenix Investment Partners, Ltd.
                                                                            (1995-2001); 1Mind, Inc. (formerly 1Mind.com)
                                                                            (2000-2002); Plymouth Rubber Co. (1995-2003); Director
                                                                            and Treasurer, Endowment for Health, Inc. (2000-2004).

------------------------------------------------------------------------------------------------------------------------------------

  Richard E. Segerson                 Served since             69           Managing Director, Northway Management Company
  73 Briggs Way                       1997.                                 (1998-present). Trustee/Director, Phoenix Funds Family
  Chatham, MA 02633                                                         (1983-present).
  DOB: 2/16/46

------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Oates is a Director and Chairman of the Board and a shareholder of Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) ("Hudson"),a privately owned financial services firm. Phoenix Investment Partners, Ltd., an affiliate of the adviser, owns approximately 1% of the common stock of Hudson and Phoenix Life Insurance Company also an affiliate, owns approximately 8% of Hudson's common stock.

                                                     INTERESTED TRUSTEES

     Each of the individuals listed below is an "interested person" of the Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.



------------------------------------------------------------------------------------------------------------------------------------
                                                           NUMBER OF
                                                         PORTFOLIOS IN
                                                          FUND COMPLEX                   PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS                     LENGTH OF         OVERSEEN BY                    DURING PAST 5 YEARS AND
    AND DATE OF BIRTH                  TIME SERVED           TRUSTEE               OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

  Marilyn E. LaMarche(2)              Served since             69           Limited Managing Director, Lazard Freres & Co. LLC
  Lazard Freres & Co. LLC             2002.                                 (1997-present). Trustee/Director, Phoenix Funds Family
  30 Rockefeller Plaza,                                                     (2002-present). Director, The Phoenix Companies, Inc.
  59th Floor                                                                (2001-2005) and Phoenix Life Insurance Company
  New York, NY 10020                                                        (1989-2005).
  DOB: 5/11/34

------------------------------------------------------------------------------------------------------------------------------------

  Philip R. McLoughlin(3)             Served since 1997.       97           Director, PXRE Corporation (Reinsurance) (1985-present);
  200 Bridge Street                                                         World Trust Fund (1991-present), Director/Trustee,
  Chatham, MA 02633                   Chairman                              Phoenix Funds Complex (1989-present); Management
  DOB: 10/23/46                                                             Consultant (2002-2004), Chairman (1997-2002), Chief
                                                                            Executive Officer (1995-2002) and Director (1995-2002),
                                                                            Phoenix Investment Partners, Ltd.; Director and
                                                                            Executive Vice President, The Phoenix Companies, Inc.
                                                                            (2000-2002); Director (1994-2002) and Executive Vice
                                                                            President, Investments (1987-2002), Phoenix Life
                                                                            Insurance Company; Director (1983-2002) and Chairman
                                                                            (1995-2002), Phoenix Investment Counsel, Inc.; Director
                                                                            (1982-2002), Chairman (2000-2002) and President
                                                                            (1990-2000), Phoenix Equity Planning Corporation;
                                                                            Chairman and President, Phoenix/Zweig Advisers LLC
                                                                            (2001-2002); Director (2001-2002) and President (April
                                                                            2002-September 2002), Phoenix Investment Management
                                                                            Company; Director and Executive Vice President, Phoenix
                                                                            Life and Annuity Company (1996-2002); Director
                                                                            (1995-2000), Executive Vice President (1994-2002), and
                                                                            Chief Investment Counsel (1994-2002), PHL Variable
                                                                            Insurance Company; Director, Phoenix National Trust
                                                                            Holding Company (2001-2002); Director (1985-2002), Vice
                                                                            President (1986-2002) and Executive Vice President
                                                                            (April 2002-September 2002), PM Holdings, Inc.;
                                                                            Director, WS Griffith Associates, Inc. (1995-2002);
                                                                            Director, WS Griffith Securities, Inc. (1992-2002).

------------------------------------------------------------------------------------------------------------------------------------

(2) Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her former position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
(3) Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.



                                              OFFICERS OF THE FUND WHO ARE NOT TRUSTEES


------------------------------------------------------------------------------------------------------------------------------------
                                        POSITION(S) HELD WITH
    NAME, ADDRESS AND                     TRUST AND LENGTH OF                          PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH                         TIME SERVED                                  DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------

  Daniel T. Geraci                    President since                       Executive Vice President, Asset Management, The Phoenix
  DOB: 6/12/57                        2004.                                 Companies, Inc. (2003-present); Director, Chairman,
                                                                            President and Chief Executive Officer, Phoenix
                                                                            Investment Partners, Ltd. (2003-present); President,
                                                                            Phoenix Equity Planning Corporation (2005-present);
                                                                            President, DPCM Holding, Inc. (2005-present); President,
                                                                            Capital West Asset Management, LLC (2005-present);
                                                                            Director and President, Phoenix Investment Counsel, Inc.
                                                                            (2003-present); Director, Pasadena Capital Corporation
                                                                            (2003-present); President, Euclid Advisers, LLC
                                                                            (2003-present); Director and Chairman, PXP Institutional
                                                                            Markets Group, Ltd. (2003-present); Director and
                                                                            President, Rutherford Financial Corporation
                                                                            (2003-present); Director, DPCM Holding, Inc.
                                                                            (2003-present); President, Phoenix/Zweig Advisers, LLC
                                                                            (2003-present); Director and Chairman, Phoenix Equity
                                                                            Planning Corporation (2003-present); Director and
                                                                            Chairman, Duff & Phelps Investment Management Company
                                                                            (2003-present); Director, Capital West Asset Management,
                                                                            LLC (2003-present); Chief Executive Officer and
                                                                            President, The Zweig Fund, Inc. and The Zweig Total
                                                                            Return Fund, Inc. (2004-present); President, the Phoenix
                                                                            Funds Family (2004-present); Chief Sales and Marketing
                                                                            Officer, Phoenix Equity Planning Corporation
                                                                            (2003-2005); President and Chief Executive Officer of
                                                                            North American investment operations, Pioneer Investment
                                                                            Management USA, Inc. (2001-2003); President of Private
                                                                            Wealth Management Group & Fidelity Brokerage Company,
                                                                            Fidelity Investments (1996-2001).

------------------------------------------------------------------------------------------------------------------------------------

  George R. Aylward                   Executive Vice President              Senior Vice President and Chief Operating Officer, Asset
  DOB: 8/17/64                        since 2004.                           Management, The Phoenix Companies, Inc. (2004-present).
                                                                            Executive Vice President and Chief Operating Officer,
                                                                            Phoenix Investment Partners, Ltd. (2004-present). Vice
                                                                            President, Phoenix Life Insurance Company (2002-2004).
                                                                            Vice President, The Phoenix Companies, Inc. (2001-2004).
                                                                            Vice President, Finance, Phoenix Investment Partners,
                                                                            Ltd. (2001-2002). Assistant Controller, Phoenix
                                                                            Investment Partners, Ltd. (1996-2001). Executive Vice
                                                                            President, certain funds within the Phoenix Funds Family
                                                                            (2004-present).

------------------------------------------------------------------------------------------------------------------------------------

  Nancy G. Curtiss                    Senior Vice President                 Assistant Treasurer (2001-present), Vice President, Fund
  DOB: 11/24/52                       since 2006.                           Accounting (1994-2000), Phoenix Equity Planning
                                                                            Corporation. Vice President, Phoenix Investment
                                                                            Partners, Ltd. (2003-present). Senior Vice President,
                                                                            the Phoenix Funds Family (since 2006). Vice President,
                                                                            The Phoenix Edge Series Fund (1994-present), Treasurer,
                                                                            The Zweig Fund Inc. and the Zweig Total Return Fund Inc.
                                                                            (2003-present). Chief Financial Officer (2005-2006) and
                                                                            Treasurer (1994-2006), or Assistant Treasurer
                                                                            (2005-2006), certain funds within the Phoenix Fund
                                                                            Complex.

------------------------------------------------------------------------------------------------------------------------------------

  Francis G. Waltman                  Senior Vice President                 Senior Vice President, Asset Management Product
  DOB: 7/27/62                        since 2004.                           Development, The Phoenix Companies, Inc. (since 2006);
                                                                            Senior Vice President, Asset Management Product
                                                                            Development, Phoenix Investment Partners, Ltd.
                                                                            (2005-present), Senior Vice President and Chief
                                                                            Administrative Officer, Phoenix Investment Partners,
                                                                            Ltd., (2003-2004). Senior Vice President and Chief
                                                                            Administrative Officer, Phoenix Equity Planning
                                                                            Corporation (1999-2003), Senior Vice President, certain
                                                                            funds within the Phoenix Fund Family (2004-present).

------------------------------------------------------------------------------------------------------------------------------------


                                              OFFICERS OF THE FUND WHO ARE NOT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                        POSITION(S) HELD WITH
    NAME, ADDRESS AND                     TRUST AND LENGTH OF                          PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH                         TIME SERVED                                  DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------

  Marc Baltuch                        Vice President and                    Chief Compliance Officer, Zweig-DiMenna Associates LLC
  c/o Zweig-DiMenna                   Chief Compliance Officer              (1989-present); Vice President and Chief Compliance
  Associates, LLC                     since 2004.                           Officer, certain Funds within the Phoenix Fund Complex
  900 Third Avenue                                                          (2004-present); Vice President, The Zweig Total Return
  New York, NY 10022                                                        Fund, Inc. (2004-present); Vice President, The Zweig
  DOB: 9/23/45                                                              Fund, Inc. (2004-present); President and Director of
                                                                            Watermark Securities, Inc. (1991-present); Assistant
                                                                            Secretary of Gotham Advisors Inc. (1990-present);
                                                                            Secretary, Phoenix-Zweig Trust (1989-2003); Secretary,
                                                                            Phoenix-Euclid Market Neutral Fund (1999-2002).

------------------------------------------------------------------------------------------------------------------------------------

  W. Patrick Bradley                  Chief Financial Officer and           Second Vice President, Fund Administration, Phoenix
  DOB: 3/2/72                         Treasurer since 2006.                 Equity Planning Corporation (2004-present). Chief
                                                                            Financial Officer and Treasurer (2006-present) or Chief
                                                                            Financial Officer and Treasurer (2005-present), certain
                                                                            funds within the Phoenix Fund Family. Vice President,
                                                                            Chief Financial Officer, Treasurer and Principal
                                                                            Accounting Officer, The Phoenix Edge Series Fund (since
                                                                            2006). Assistant Treasurer, certain funds within the
                                                                            Phoenix Fund Complex (2004-2006). Senior Manager
                                                                            (2002-2004), Manager (2000-2002), Audit, Deloitte &
                                                                            Touche, LLP.

------------------------------------------------------------------------------------------------------------------------------------

  Kevin J. Carr                       Vice President, Chief Legal           Vice President and Counsel, Phoenix Life Insurance
  One American Row                    Officer, Counsel and                  Company (2005-present). Vice President, Counsel, Chief
  Hartford, CT 06102                  Secretary since 2005.                 Legal Officer and Secretary of certain funds within the
  DOB: 8/30/54                                                              Phoenix Fund Complex (2005-present). Compliance Officer
                                                                            of Investments and Counsel, Travelers Life & Annuity
                                                                            Company (January 2005-May 2005). Assistant General
                                                                            Counsel, The Hartford Financial Services Group
                                                                            (1999-2005).

------------------------------------------------------------------------------------------------------------------------------------


PHOENIX EQUITY SERIES FUND
101 Munson Street
Greenfield, MA 01301-9688



TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson

OFFICERS
Daniel T. Geraci, President
George R. Aylward, Executive Vice President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary


INVESTMENT ADVISER
Engemann Asset Management
600 North Rosemead Boulevard
Pasadena, CA 91107-2133

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Telephone Orders                             1-800-367-5877
Text Telephone                               1-800-243-1926
Web site                                   PHOENIXFUNDS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                         (This page has been left blank intentionally.)

                         (This page has been left blank intentionally.)

                                                          ------------------
                                                              PRESORTED
                                                              STANDARD
                                                             U.S. POSTAGE
                                                                PAID
                                                            Louisville, KY
                                                            Permit No. 1051
                                                          ------------------
[LOGO OMITTED] PHOENIXFUNDS(SM)

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480


For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.


NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.


PXP213                                                                     10-06
BPD27491



ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of the instructions for completion of this Item.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)  The  Registrant's  Board of Trustees has determined  that the Registrant
        has  an  "audit  committee   financial  expert"  serving  on  its  Audit
        Committee.

(a)(2) E. Virgil Conway has been determined by the Registrant to possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert." Mr. Conway is an "independent" trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)  Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

    (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $25,000 for 2006 and $26,520 for 2005.

Audit-Related Fees
------------------

    (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2006 and $0 for 2005.

Tax Fees
--------

    (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,300 for 2006 and $7,250 for 2005.

        "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns.

All Other Fees
--------------

    (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2006 and $0 for 2005.

 (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

        The Phoenix Equity Series Fund (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

        The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In the event that Mr. Conway determines that the full board should review the request, he has the opportunity to convene a meeting of the Funds Board. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

 (e)(2) The percentage  of services  described in each of paragraphs (b) through
        (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                    (b) Not applicable for 2006 and not applicable for 2005

                    (c) 100% for 2006 and 100% for 2005

                    (d) Not applicable for 2006 and not applicable for 2005.

    (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

    (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $944,027 for 2006 and $1,780,924 for 2005.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications  pursuant to  Rule 30a-2(a)  under the  1940 Act  and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications  pursuant to  Rule 30a-2(b)  under the  1940 Act  and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Equity Series Fund
            -----------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         ----------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date         November 7, 2006
    -------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         ----------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date         November 7, 2006
    -------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         ----------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date         November 7, 2006
    --------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.